Note 6 - Stockholders' Equity (Details) - Common Stock Warrants (USD $)	1 Months Ended		9 Months Ended	12 Months Ended
	Jan. 31, 2013	Jul. 31, 2012	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Common Stock Warrants [Abstract]
Outstanding at December 31, 2013	8,763,836		12,136,865	8,763,836	1,922,944
Outstanding at December 31, 2013			$ 1.33
Issued (see Note 5)	4,600,842	2,727,274	1,190,250	4,643,842	7,652,071
Issued (see Note 5)	$ 1.75	$ 1.45	$ 1.75	$ 1.75	$ 1.05
Outstanding at September 30, 2014			13,327,115	12,136,865	8,763,836
Outstanding at September 30, 2014			$ 1.37	$ 1.33